INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 8 – INTANGIBLE ASSETS

The Company acquired certain intangible assets with its purchase of 100% of the outstanding common stock of VII on April 1, 2013. The Company accounts for intangible assets acquired in a business combination, if any, under the purchase method of accounting at their estimated fair values at the date of acquisition. Intangibles are either amortized over their estimated lives, if a definite life is determined, or are not amortized if their life is considered indefinite.

Intangible assets	December 31, 2014	December 31, 2013
Distributor relationship	$314,000	$314,000
IP/technology/patents	324,653	332,179
Domain names	131,000	46,000
Non-compete covenants	23,000	23,000
Subtotal	792,653	715,179
Less accumulated amortization	(83,500)	(32,750)
Intangible assets, net	$709,153	$682,429

The estimated useful lives for significant intangible assets are as follows:

Distributor Relationship	10 years
Domain Names	10 years
IP/Technology/Patents	10 years
Non-Compete covenants	3 years

The Company’s management has evaluated the intangible assets and does not believe any impairment of intangible assets has occurred as of December 31, 2014 and 2013.